Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,014,216	$ 7,374,416	$ 8,349,000
Less: accumulated depreciation and amortization	(7,021,842)	(6,161,390)
Property and equipment, net	992,374	1,213,026
Computer hardware, software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,557,034	5,039,545	5,893,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,186,239	2,072,006	2,184,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 270,943	$ 262,865	$ 272,000